SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Unrealized gains (losses) on securities available for sale	$ 3,997	$ 4,822	$ (1,145)
Reclassification adjustment for losses (gains) realized in income	(1,280)	(1,084)	(3,260)
Net unrealized gains (losses)	2,717	3,738	(4,405)
Post retirement benefit obligations	(2,832)	(2,277)	(2,353)
Tax effect	39	(497)	2,300
Accumulated other comprehensive income (loss)	$ (76)	$ 964	$ (4,458)